Development Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Development Expenses [Abstract]
Disclosure of detailed information about development Expenses
	For the year ended December 31
	2023	2022	2021
	USD in thousands	USD in thousands	USD in thousands
Payroll, salaries and associated expenses	3,565	2,558	2,570
Other development expenses	2,782	3,029	2,146

Total	6,347	5,587	4,716